POLEN BANK LOAN FUND
Portfolio of Investments
January 31, 2025
(Unaudited)
	Par Value	Value
SENIOR LOANS† — 83.4%
Consumer Discretionary Products — 7.6%
DexKo Global, Inc., First Lien Closing Date Dollar Term Loan, 8.34% (SOFR +401 bps), 10/4/28(a)	$126,977	$ 121,831
DexKo Global, Inc., 2023 Incremental Term Loans, 8.579% (SOFR +425 bps), 10/4/28(a)	44,476	43,058
MajorDrive Holdings IV, LLC, 2022 Incremental Term Loan, 9.979% (SOFR +565 bps), 6/1/29(a)	93,170	91,947
RealTruck Group, Inc., Second Amendment Incremental Term Loan, 9.426% (SOFR +511 bps), 1/31/28(a)	163,763	164,172
Recess Holdings, Inc., Amendment No .5 Term Loan, 8.047% (SOFR +375 bps), 2/20/30(a)	89,549	90,613
Varsity Brands, Inc., Initial Term Loan, 8.271% (SOFR +375 bps), 8/26/31(a)	185,000	185,597
		697,218
Consumer Discretionary Services — 1.3%
Learning Care Group U.S. No.2, Inc., 2024 Refinancing Term Loans, 8.516% (SOFR +400 bps), 8/11/28(a)	118,083	119,079
Consumer Staple Products — 1.5%
Fiesta Purchaser, Inc., Term Loan B (2024), 7.562% (SOFR +325 bps), 2/12/31(a)	139,301	139,903
Financial Services — 2.8%
Kestra Advisor Services Holdings A, Inc., A&R Amendment No.1 Replacement Term Loan, 7.291% (SOFR +300 bps), 3/22/31(a)	44,888	45,000
Nexus Buyer, LLC, Amendment No 9 Refinancing Term Loan, 7.809% (SOFR +350 bps), 7/31/31(a)(b)	189,076	189,925
Nexus Buyer, LLC, Second Lien Term Loan, 10.662% (SOFR +635 bps), 11/5/29(a)	25,000	25,039
		259,964
	Par Value	Value
SENIOR LOANS — (Continued)
Health Care — 11.9%
Aveanna Healthcare, LLC, First Lien 2021 Extended Term Loan, 8.364% (SOFR +385 bps), 7/17/28(a)	$223,533	$ 221,606
Aveanna Healthcare, LLC, Initial Term Loan, 11.664% (SOFR +715 bps), 12/10/29(a)	120,000	115,950
CVET Midco 2 LP, Initial Term Loan, 9.329% (SOFR +500 bps), 10/13/29(a)	212,708	206,592
EyeCare Partners, LLC, Tranche B Term Loan, 5.393% (SOFR +110 bps), 11/30/28(a)	143,686	113,392
EyeCare Partners, LLC, Tranche C Term Loan, 11.143% (SOFR +685 bps), 11/30/28(a)(c)	7,388	1,662
EyeCare Partners, LLC, Second Lien Initial Term Loan, 11.302% (SOFR +701 bps), 11/15/29(a)	20,000	5,763
Heartland Dental, LLC, 2024 New Term Loans, 8.812% (SOFR +450 bps), 4/28/28(a)	168,600	169,606
Sharp Services LLC, Tranche D Term Loan, 7.579% (SOFR +325 bps), 12/31/28(a)	62,198	62,664
SM Wellness Holdings, Inc., First Lien Initial Term Loan, 9.052% (SOFR +476 bps), 4/17/28(a)	202,562	201,550
		1,098,785
Industrial Products — 5.2%
Engineered Machinery Holdings, Inc., Incremental USD First Lien Term Loan, 8.34% (SOFR +375 bps), 5/19/28(a)	63,808	64,323
Engineered Machinery Holdings, Inc., Second Lien Amendment No. 3 Incremental Term Loan, 10.59% (SOFR +626 bps), 5/21/29(a)	40,000	40,260

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN BANK LOAN FUND
Portfolio of Investments (Continued)
January 31, 2025
(Unaudited)
	Par Value	Value
SENIOR LOANS — (Continued)
Industrial Products — (Continued)
Engineered Machinery Holdings, Inc., Second Lien Incremental Amendment No. 2 Term Loan, 10.829% (SOFR +650 bps), 5/21/29(a)	$185,000	$ 186,233
LSF12 Crown US Commercial Bidco, LLC, Term Loan, 8.559% (SOFR +425 bps), 12/2/31(a)	185,000	185,424
		476,240
Industrial Services — 7.5%
Golden State Foods, LLC, Initial Term Loans, 8.61% (SOFR +425 bps), 12/4/31(a)	160,000	162,060
Infinite Bidco, LLC, First Lien Term Loan, 8.302% (SOFR +401 bps), 3/2/28(a)(b)	133,390	129,221
Infinite Bidco, LLC, Second Lien Initial Term Loan, 11.552% (SOFR +726 bps), 3/2/29(a)	105,000	94,173
Protective Industrial Products, Inc., Tl, 1/17/32(b)	125,000	124,975
RLG Holdings, LLC, First Lien Closing Date Initial Term Loan, 8.676% (SOFR +436 bps), 7/7/28(a)	187,582	184,031
		694,460
Insurance — 5.4%
AssuredPartners, Inc., 2024 Term Loan, 7.812% (SOFR +350 bps), 2/14/31(a)	244,384	244,861
Asurion, LLC, New B-4 Term Loan, 9.676% (SOFR +536 bps), 1/20/29(a)	260,000	253,561
		498,422
Materials — 10.2%
Aruba Investments Holdings, LLC, First Lien Initial Dollar Term Loan, 8.412% (SOFR +410 bps), 11/24/27(a)	131,573	131,902
Aruba Investments Holdings, LLC, Second Lien Initial Term Loan, 12.162% (SOFR +785 bps), 11/24/28(a)	210,000	206,850
	Par Value	Value
SENIOR LOANS — (Continued)
Materials — (Continued)
Clydesdale Acquisition Holdings, Inc., Term B Loan, 7.487% (SOFR +318 bps), 4/13/29(a)	$ 36,154	$ 36,290
CP Iris Holdco I, Inc., First Lien Initial Term Loan, 7.812% (SOFR +350 bps), 10/2/28(a)	179,326	180,251
LABL, Inc., Initial Dollar Term Loan, 9.412% (SOFR +510 bps), 10/29/28(a)	183,479	172,401
Oscar AcquisitionCo, LLC, Term B Loan, 8.495% (SOFR +425 bps), 4/29/29(a)	127,533	127,305
SCIH Salt Holdings, Inc., First Lien Incremental Term B-1 Loan, 7.291% (SOFR +300 bps), 1/31/29(a)	88,518	89,011
		944,010
Media — 12.6%
Arches Buyer, Inc., Refinancing Term Loan, 7.662% (SOFR +335 bps), 12/6/27(a)	256,913	252,148
Auction.com, LLC, Term Loan, 10.274% (SOFR +600 bps), 5/26/28(a)	349,514	305,388
Clear Channel Outdoor Holdings, Inc., 2024 Refinancing Term Loan, 8.426% (SOFR +400 bps), 8/21/28(a)	228,790	230,054
McGraw-Hill Education, Inc., 2024 Term Loan, 8.329% (SOFR +400 bps), 8/1/31(a)	41,471	41,954
MH Sub I, LLC, Second Lien Term Loan, 10.562% (SOFR +625 bps), 2/23/29(a)	335,000	331,511
		1,161,055
Retail & Wholesale - Discretionary — 5.4%
Foundation Building Materials, Inc., 2024 Incremental Term Loan, 8.552% (SOFR +426 bps), 1/29/31(a)	163,937	161,401
Mavis Tire Express Services Topco Corp., Term Loan, 7.312% (SOFR +350 bps), 5/4/28(a)	14,123	14,201

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN BANK LOAN FUND
Portfolio of Investments (Continued)
January 31, 2025
(Unaudited)
	Par Value	Value
SENIOR LOANS — (Continued)
Retail & Wholesale - Discretionary — (Continued)
Sweetwater Borrower, LLC, Initial Term Loan, 8.676% (SOFR +436 bps), 8/7/28(a)	$ 45,347	$ 45,574
Touchtunes Music Group, LLC, Tranche B-1 Term Loans, 9.079% (SOFR +475 bps), 4/2/29(a)	123,559	123,340
Wand NewCo 3, Inc., Initial Term Loan, 7.06% (SOFR +325 bps), 1/30/31(a)	131,738	131,903
White Cap Buyer, LLC, Tranche C Term Loan, 10/19/29(b)	19,950	20,019
		496,438
Software & Technology Services — 7.8%
Azalea TopCo, Inc., 2024 Refinancing Term Loan, 7.562% (SOFR +325 bps), 4/30/31(a)	124,688	125,161
Cloudera, Inc., Second Lien Term Loan, 10.412% (SOFR +610 bps), 10/8/29(a)	75,000	73,125
Clover Holdings 2, LLC, Fixed Term Loan, 7.75%, 12/9/31	200,000	200,500
Clover Holdings 2, LLC, Initial Floating Rate Term Loans, 8.428% (SOFR +400 bps), 12/9/31(a)	85,000	85,903
Connectwise, LLC, Initial Term Loan, 8.09% (SOFR +376 bps), 9/29/28(a)	89,423	90,250
Skopima Consilio, Amendment No. 5 Term Loans, 8.062% (SOFR +375 bps), 5/12/28(a)	147,365	148,051
		722,990
Technology Hardware & Semiconductors — 2.5%
Altar Bidco, Inc., Second Lien Initial Term Loan, 9.747% (SOFR +560 bps), 2/1/30(a)	240,000	232,538
Telecommunications — 1.7%
CCI Buyer, Inc., First Lien Initial Term Loan, 8.329% (SOFR +400 bps), 12/17/27(a)	157,962	158,851
TOTAL SENIOR LOANS (Cost $7,607,406)		7,699,953
	Par Value	Value
CORPORATE BONDS† — 14.1%
Consumer Discretionary Products — 2.2%
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/29(d)	$145,000	$ 118,486
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(d)	95,000	82,725
		201,211
Consumer Discretionary Services — 0.8%
Scientific Games Holdings LP, 6.625%, 3/1/30(d)	70,000	68,221
Consumer Staple Products — 0.7%
Fiesta Purchaser, Inc., 9.625%, 9/15/32(d)	65,000	67,905
Health Care — 2.0%
Surgery Center Holdings, Inc., 7.25%, 4/15/32(d)	185,000	184,783
Materials — 5.9%
Baffinland Iron Mines Corp., 8.75%, 7/15/26(d)	320,000	304,467
Oscar AcquisitionCo., LLC, 9.50%, 4/15/30(d)	200,000	194,284
SCIH Salt Holdings, Inc., 6.625%, 5/1/29(d)	50,000	48,549
		547,300
Software & Technology Services — 2.5%
AthenaHealth Group, Inc., 6.50%, 2/15/30(d)	240,000	232,597
TOTAL CORPORATE BONDS (Cost $1,296,700)		1,302,017

TOTAL INVESTMENTS - 97.5% (Cost $8,904,106)		9,001,970
OTHER ASSETS IN EXCESS OF LIABILITIES - 2.5%		230,429
NET ASSETS - 100.0%		$9,232,399

(a)	Floating rate note. Coupon rate, reference index and spread shown at January 31, 2025.
(b)	All or a portion of this Senior Loan will settle after January 31, 2025, at which time the interest rate will be determined. Rates shown, if any, are for the settled portion.
(c)	Security is deemed illiquid at January 31, 2025.

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN BANK LOAN FUND
Portfolio of Investments (Concluded)
January 31, 2025
(Unaudited)
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At January 31, 2025, these securities amounted to $1,302,017 or 14.10% of net assets. These securities have been determined by the Fund's adviser to be liquid securities, unless otherwise noted.
†	See Note A. The industry designations set forth in the schedule above are those of the Bloomberg Industry Classification System (“BICS”).
LLC	Limited Liability Company
LP	Limited Partnership
SOFR	Secured Overnight Funding Rate
USD	United States Dollar

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN U.S. HIGH YIELD FUND
Portfolio of Investments
January 31, 2025
(Unaudited)
	Par Value	Value
CORPORATE BONDS† — 90.7%
Consumer Discretionary Products — 6.1%
Adient Global Holdings Ltd., 8.25%, 4/15/31(a)	$ 20,000	$ 20,769
Amer Sports Co., 6.75%, 2/16/31(a)	16,000	16,446
Champ Acquisition Corp., 8.375%, 12/1/31(a)	32,000	33,424
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/29(a)	74,000	60,469
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(a)	36,000	31,348
Thor Industries, Inc., 4.00%, 10/15/29(a)	40,000	36,599
		199,055
Consumer Discretionary Services — 8.7%
1011778 BC ULC, 4.00%, 10/15/30(a)	25,000	22,661
Cedar Fair LP, 5.25%, 7/15/29	15,000	14,486
Hilton Domestic Operating Co., Inc., 4.00%, 5/1/31(a)	20,000	18,249
Papa John's International, Inc., 3.875%, 9/15/29(a)	28,000	25,457
Penn Entertainment, Inc., 4.125%, 7/1/29(a)	26,000	23,708
Scientific Games Holdings LP, 6.625%, 3/1/30(a)	94,000	91,611
Six Flags Entertainment Corp., 7.25%, 5/15/31(a)	31,000	31,971
Station Casinos, LLC, 4.625%, 12/1/31(a)	26,000	23,628
Yum! Brands, Inc., 5.375%, 4/1/32	32,000	31,330
		283,101
Consumer Staple Products — 2.5%
Energizer Holdings, Inc., 4.75%, 6/15/28(a)	15,000	14,424
Fiesta Purchaser, Inc., 9.625%, 9/15/32(a)	10,000	10,447
Post Holdings, Inc., 5.50%, 12/15/29(a)	25,000	24,501
Simmons Foods, Inc., 4.625%, 3/1/29(a)	33,000	30,796
		80,168
Financial Services — 4.0%
Focus Financial Partners, LLC, 6.75%, 9/15/31(a)	32,000	32,194
	Par Value	Value
CORPORATE BONDS — (Continued)
Financial Services — (Continued)
Jane Street Group, Inc., 6.125%, 11/1/32(a)	$ 64,000	$ 63,750
VFH Parent, LLC, 7.50%, 6/15/31(a)	32,000	33,245
		129,189
Health Care — 4.0%
Molina Healthcare, Inc., 3.875%, 5/15/32(a)	26,000	22,944
Molina Healthcare, Inc., 6.25%, 1/15/33(a)	22,000	21,860
Pediatrix Medical Group, Inc., 5.375%, 2/15/30(a)	50,000	47,975
Select Medical Corp., 6.25%, 12/1/32(a)	36,000	35,397
		128,176
Industrial Products — 6.3%
ATS Corp., 4.125%, 12/15/28(a)	25,000	23,384
Goat Holdco, LLC, 6.75%, 2/1/32(a)	24,000	24,014
Madison IAQ, LLC, 5.875%, 6/30/29(a)	34,000	32,809
SPX Flow, Inc., 8.75%, 4/1/30(a)	49,000	50,963
TransDigm, Inc., 4.625%, 1/15/29	50,000	47,382
Wabash National Corp., 4.50%, 10/15/28(a)	26,000	24,048
		202,600
Industrial Services — 3.7%
AMN Healthcare, Inc., 4.625%, 10/1/27(a)	23,000	22,302
AMN Healthcare, Inc., 4.00%, 4/15/29(a)	22,000	20,087
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 2/1/32(a)	32,000	32,519
Dycom Industries, Inc., 4.50%, 4/15/29(a)	15,000	14,149
H&E Equipment Services, Inc., 3.875%, 12/15/28(a)	30,000	29,991
		119,048
Insurance — 1.5%
Alliant Holdings Intermediate, LLC, 7.375%, 10/1/32(a)	22,000	22,517
HUB International Ltd., 7.25%, 6/15/30(a)	24,000	24,833
		47,350

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN U.S. HIGH YIELD FUND
Portfolio of Investments (Continued)
January 31, 2025
(Unaudited)
	Par Value	Value
CORPORATE BONDS — (Continued)
Materials — 14.4%
AmeriTex HoldCo Intermediate, LLC, 10.25%, 10/15/28(a)	$ 46,000	$ 48,824
ATI, Inc., 5.125%, 10/1/31	20,000	18,949
Avient Corp., 6.25%, 11/1/31(a)	8,000	7,986
Baffinland Iron Mines Corp., 8.75%, 7/15/26(a)	10,000	9,515
Century Aluminum Co., 7.50%, 4/1/28(a)	45,000	45,656
Ingevity Corp., 3.875%, 11/1/28(a)	45,000	41,773
Intelligent Packaging Ltd. Finco, Inc., 6.00%, 9/15/28(a)	32,000	31,861
Kaiser Aluminum Corp., 4.50%, 6/1/31(a)	20,000	17,989
Oscar AcquisitionCo., LLC, 9.50%, 4/15/30(a)	66,000	64,114
Quikrete Holdings, Inc., 6.375%, 3/1/32(a)	48,000	48,240
Quikrete Holdings, Inc., 6.75%, 3/1/33(a)	32,000	32,200
SCIH Salt Holdings, Inc., 6.625%, 5/1/29(a)	68,000	66,026
TriMas Corp., 4.125%, 4/15/29(a)	36,000	33,407
		466,540
Media — 11.0%
Advantage Sales & Marketing, Inc., 6.50%, 11/15/28(a)	85,000	80,654
CCO Holdings, LLC, 4.75%, 3/1/30(a)	16,000	14,831
CCO Holdings, LLC, 7.375%, 3/1/31(a)	22,000	22,549
Clear Channel Outdoor Holdings, Inc., 9.00%, 9/15/28(a)	20,000	21,100
GrubHub Holdings, Inc., 5.50%, 7/1/27(a)	103,000	95,907
McGraw-Hill Education, Inc., 5.75%, 8/1/28(a)	32,000	31,523
McGraw-Hill Education, Inc., 8.00%, 8/1/29(a)	32,000	32,668
Outfront Media Capital, LLC, 4.625%, 3/15/30(a)	60,000	55,817
		355,049
Oil & Gas — 8.2%
Antero Midstream Partners LP, 5.75%, 1/15/28(a)	35,000	34,913
Archrock Partners LP, 6.25%, 4/1/28(a)	20,000	20,116
	Par Value	Value
CORPORATE BONDS — (Continued)
Oil & Gas — (Continued)
Archrock Partners LP, 6.625%, 9/1/32(a)	$ 20,000	$ 20,288
DT Midstream, Inc., 4.375%, 6/15/31(a)	30,000	27,771
Harvest Midstream I LP, 7.50%, 9/1/28(a)	50,000	51,171
Parkland Corp., 4.625%, 5/1/30(a)	25,000	23,307
Teine Energy Ltd., 6.875%, 4/15/29(a)	91,000	88,285
		265,851
Real Estate — 4.5%
Howard Hughes Corp. (The), 4.375%, 2/1/31(a)	46,000	41,099
Kennedy-Wilson, Inc., 5.00%, 3/1/31	118,000	104,655
		145,754
Retail & Wholesale - Discretionary — 5.4%
Builders FirstSource, Inc., 4.25%, 2/1/32(a)	15,000	13,546
Dealer Tire, LLC, 8.00%, 2/1/28(a)	64,000	63,698
Mavis Tire Express Services Topco Corp., 6.50%, 5/15/29(a)	34,000	33,004
Patrick Industries, Inc., 4.75%, 5/1/29(a)	40,000	38,166
Patrick Industries, Inc., 6.375%, 11/1/32(a)	26,000	25,676
		174,090
Software & Technology Services — 6.9%
AthenaHealth Group, Inc., 6.50%, 2/15/30(a)	50,000	48,458
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29(a)	35,000	34,073
Ellucian Holdings, Inc., 6.50%, 12/1/29(a)	32,000	32,282
Insight Enterprises, Inc., 6.625%, 5/15/32(a)	32,000	32,571
Open Text Holdings, Inc., 4.125%, 12/1/31(a)	16,000	14,358
Twilio, Inc., 3.625%, 3/15/29	30,000	27,918
UKG, Inc., 6.875%, 2/1/31(a)	32,000	32,690
		222,350
Technology Hardware & Semiconductors — 3.1%
Ciena Corp., 4.00%, 1/31/30(a)	5,000	4,630
Imola Merger Corp., 4.75%, 5/15/29(a)	30,000	28,640

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN U.S. HIGH YIELD FUND
Portfolio of Investments (Concluded)
January 31, 2025
(Unaudited)
	Par Value	Value
CORPORATE BONDS — (Continued)
Technology Hardware & Semiconductors — (Continued)
TTM Technologies, Inc., 4.00%, 3/1/29(a)	$ 25,000	$ 23,473
Viasat, Inc., 5.625%, 9/15/25(a)	10,000	9,960
Zebra Technologies Corp., 6.50%, 6/1/32(a)	32,000	32,761
		99,464
Telecommunications — 0.4%
Telesat Canada, 5.625%, 12/6/26(a)	15,000	8,890
Telesat Canada, 6.50%, 10/15/27(a)(b)	10,000	4,495
		13,385
TOTAL CORPORATE BONDS (Cost $2,838,499)		2,931,170
SENIOR LOANS†(c) — 10.2%
Consumer Discretionary Products — 1.6%
DexKo Global, Inc., First Lien Closing Date Dollar Term Loan, 8.34% (SOFR +401 bps), 10/4/28	9,749	9,354
Varsity Brands, Inc., Initial Term Loan, 8.271% (SOFR +375 bps), 8/26/31	42,000	42,136
		51,490
Consumer Discretionary Services — 1.0%
Kuehg Corp., Term Loan, 7.839% (SOFR +325 bps), 6/12/30	30,942	31,305
Health Care — 0.6%
CVET Midco 2 LP, Initial Term Loan, 9.329% (SOFR +500 bps), 10/13/29	19,650	19,085
Insurance — 2.6%
Asurion, LLC, New B-4 Term Loan, 9.676% (SOFR +536 bps), 1/20/29	85,000	82,895
Materials — 0.9%
LABL, Inc., Initial Dollar Term Loan, 9.412% (SOFR +510 bps), 10/29/28	21,831	20,513
Oscar AcquisitionCo, LLC, Term B Loan, 8.495% (SOFR +425 bps), 4/29/29	9,775	9,757
		30,270
	Par Value	Value
SENIOR LOANS — (Continued)
Media — 3.5%
Arches Buyer, Inc., Refinancing Term Loan, 7.662% (SOFR +335 bps), 12/6/27	$ 9,796	$ 9,614
Clear Channel Outdoor Holdings, Inc., 2024 Refinancing Term Loan, 8.426% (SOFR +400 bps), 8/21/28	24,846	24,983
MH Sub I, LLC, 2024 December New Term Loans, 8.562% (SOFR +425 bps), 12/31/31(d)	33,943	33,019
MH Sub I, LLC, Second Lien Term Loan, 10.562% (SOFR +625 bps), 2/23/29	48,000	47,500
		115,116
TOTAL SENIOR LOANS (Cost $319,703)		330,161

TOTAL INVESTMENTS - 100.9% (Cost $3,158,202)		3,261,331
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.9)%		(30,048)
NET ASSETS - 100.0%		$3,231,283

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At January 31, 2025, these securities amounted to $2,686,450 or 83.14% of net assets. These securities have been determined by the Fund's adviser to be liquid securities, unless otherwise noted.
(b)	Security is deemed illiquid at January 31, 2025.
(c)	Floating rate note. Coupon rate, reference index and spread shown at January 31, 2025.
(d)	All or a portion of this Senior Loan will settle after January 31, 2025, at which time the interest rate will be determined. Rates shown, if any, are for the settled portion.
†	See Note A. The industry designations set forth in the schedule above are those of the Bloomberg Industry Classification System (“BICS”).
LLC	Limited Liability Company
LP	Limited Partnership
SOFR	Secured Overnight Funding Rate

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN OPPORTUNISTIC HIGH YIELD FUND
Portfolio of Investments
January 31, 2025
	Par Value	Value
CORPORATE BONDS† — 64.7%
Consumer Discretionary Products — 3.9%
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/29(a)	$ 9,290,000	$ 7,591,287
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(a)	5,270,000	4,589,046
		12,180,333
Consumer Discretionary Services — 2.7%
Boyd Gaming Corp., 4.75%, 6/15/31(a)	1,610,000	1,503,628
Scientific Games Holdings LP, 6.625%, 3/1/30(a)	5,450,000	5,311,469
Six Flags Entertainment Corp., 6.625%, 5/1/32(a)	1,430,000	1,462,235
		8,277,332
Consumer Staple Products — 4.7%
Fiesta Purchaser, Inc., 7.875%, 3/1/31(a)	5,030,000	5,206,558
Fiesta Purchaser, Inc., 9.625%, 9/15/32(a)	2,210,000	2,308,778
Post Holdings, Inc., 6.25%, 10/15/34(a)	1,590,000	1,553,196
Simmons Foods, Inc., 4.625%, 3/1/29(a)	6,040,000	5,636,509
		14,705,041
Financial Services — 1.5%
Focus Financial Partners, LLC, 6.75%, 9/15/31(a)	4,590,000	4,617,789
Health Care — 5.9%
Concentra Escrow Issuer Corp., 6.875%, 7/15/32(a)	1,635,000	1,693,145
Option Care Health, Inc., 4.375%, 10/31/29(a)	1,260,000	1,179,807
Sotera Health Holdings, LLC, 7.375%, 6/1/31(a)	4,890,000	4,987,018
Surgery Center Holdings, Inc., 7.25%, 4/15/32(a)	10,710,000	10,697,455
		18,557,425
Industrial Products — 10.8%
Chart Industries, Inc., 9.50%, 1/1/31(a)	1,310,000	1,413,490
EMRLD Borrower LP, 6.625%, 12/15/30(a)	2,230,000	2,258,441
F-Brasile SpA, Series XR, 7.375%, 8/15/26(a)	4,690,000	4,699,755
Goat Holdco, LLC, 6.75%, 2/1/32(a)	1,450,000	1,450,856
	Par Value	Value
CORPORATE BONDS — (Continued)
Industrial Products — (Continued)
Madison IAQ, LLC, 5.875%, 6/30/29(a)	$8,510,000	$ 8,212,007
Material Sciences Corp., 12.329%, 7/9/26(b)(c)	116,196	116,196
SPX Flow, Inc., 8.75%, 4/1/30(a)	6,025,000	6,266,380
TK Elevator Holdco GmbH, 7.625%, 7/15/28(a)	2,460,000	2,482,541
TransDigm, Inc., 4.875%, 5/1/29	1,660,000	1,577,170
Wabash National Corp., 4.50%, 10/15/28(a)	5,850,000	5,410,887
		33,887,723
Industrial Services — 0.2%
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 2/1/32(a)	750,000	762,166
Insurance — 6.6%
AssuredPartners, Inc., 7.50%, 2/15/32(a)	6,670,000	7,224,037
HUB International Ltd., 7.375%, 1/31/32(a)	10,970,000	11,290,857
Jones Deslauriers Insurance Management, Inc., 8.50%, 3/15/30(a)	2,090,000	2,225,775
		20,740,669
Materials — 13.3%
AmeriTex HoldCo Intermediate, LLC, 10.25%, 10/15/28(a)	1,350,000	1,432,866
Baffinland Iron Mines Corp., 8.75%, 7/15/26(a)	12,480,000	11,874,237
Century Aluminum Co., 7.50%, 4/1/28(a)	9,415,000	9,552,196
Constellium SE, 6.375%, 8/15/32(a)	1,650,000	1,628,318
Intelligent Packaging Ltd. Finco, Inc., 6.00%, 9/15/28(a)	2,300,000	2,290,016
Northwest Acquisitions ULC, 7.125%, 11/1/22(a)(b)(c)(d)	1,650,000	—
Oscar AcquisitionCo., LLC, 9.50%, 4/15/30(a)	8,230,000	7,994,772
SCIH Salt Holdings, Inc., 6.625%, 5/1/29(a)	6,663,000	6,469,619
Specialty Steel Holdings, Inc., 14.443%, 11/15/26(b)(c)	195,000	195,000
		41,437,024
Media — 5.1%
CCO Holdings, LLC, 4.50%, 5/1/32	1,840,000	1,597,269

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN OPPORTUNISTIC HIGH YIELD FUND
Portfolio of Investments (Continued)
January 31, 2025
	Par Value	Value
CORPORATE BONDS — (Continued)
Media — (Continued)
CCO Holdings, LLC , 4.50%, 6/1/33(a)	$1,890,000	$ 1,605,801
CCO Holdings, LLC , 4.25%, 1/15/34(a)	2,930,000	2,404,841
Clear Channel Outdoor Holdings, Inc., 9.00%, 9/15/28(a)	920,000	970,595
Clear Channel Outdoor Holdings, Inc., 7.875%, 4/1/30(a)	5,420,000	5,615,039
McGraw-Hill Education, Inc., 8.00%, 8/1/29(a)	3,090,000	3,154,526
McGraw-Hill Education, Inc., 7.375%, 9/1/31(a)	540,000	562,412
Sterling Entertainment Enterprises, LLC, 17.75%, 4/10/26(b)(c)(e)	103,000	103,000
		16,013,483
Oil & Gas — 1.2%
Teine Energy Ltd., 6.875%, 4/15/29(a)	3,693,000	3,582,826
Retail & Wholesale - Discretionary — 3.7%
High Ridge Brands Escrow, 8.875%, 3/15/25(b)(c)	125,000	—
Patrick Industries, Inc., 6.375%, 11/1/32(a)	4,904,000	4,842,927
Wand NewCo 3, Inc., 7.625%, 1/30/32(a)	6,370,000	6,606,682
		11,449,609
Retail & Wholesale - Staples — 0.4%
US Foods, Inc., 4.625%, 6/1/30(a)	1,250,000	1,184,141
Software & Technology Services — 4.7%
AthenaHealth Group, Inc., 6.50%, 2/15/30(a)	10,550,000	10,224,548
UKG, Inc., 6.875%, 2/1/31(a)	4,420,000	4,515,335
		14,739,883
TOTAL CORPORATE BONDS (Cost $200,987,767)		202,135,444
SENIOR LOANS†(f) — 32.7%
Consumer Discretionary Products — 1.8%
DexKo Global, Inc., 2023 Incremental Term Loans, 8.579% (SOFR +425 bps), 10/4/28	772,200	747,586
	Par Value	Value
SENIOR LOANS — (Continued)
Consumer Discretionary Products — (Continued)
RealTruck Goup, Inc., Initial Term Loan, 7.926% (SOFR +350 bps), 1/31/28	$2,235,166	$ 2,165,887
Varsity Brands, Inc., Initial Term Loan, 8.271% (SOFR +375 bps), 8/26/31	2,710,000	2,718,754
		5,632,227
Consumer Discretionary Services — 1.3%
Learning Care Group U.S. No.2, Inc., 2024 Refinancing Term Loans, 8.516% (SOFR +400 bps), 8/11/28	4,177,284	4,212,540
Financial Services — 0.9%
Nexus Buyer, LLC, Amendment No. 9 Refinancing Term Loan, 7.809%, 7/31/31(g)	1,742,904	1,750,730
Nexus Buyer, LLC, Second Lien Term Loan, 10.662% (SOFR +635 bps), 11/5/29	920,000	921,440
		2,672,170
Health Care — 6.0%
Aveanna Healthcare, LLC, First Lien 2021 Extended Term Loan, 8.364% (SOFR +385 bps), 7/17/28	4,646,070	4,606,021
Aveanna Healthcare, LLC, Initial Term Loan, 11.664% (SOFR +715 bps), 12/10/29	4,330,000	4,183,862
CVET Midco 2 LP, Initial Term Loan, 9.329% (SOFR +500 bps), 10/13/29(g)	5,624,054	5,462,363
EyeCare Partners, LLC, Tranche B Term Loan, 5.393% (SOFR +110 bps), 11/30/28	3,023,315	2,385,909
EyeCare Partners, LLC, Tranche C Term Loan, 11.143% (SOFR +685 bps), 11/30/28(c)	281,583	63,356
Medical Solutions Holdings, Inc., Second Lien Term Loan, 11.391% (SOFR +710 bps), 11/1/29(c)	1,770,000	941,047
SM Wellness Holdings, Inc., Second Lien Initial Term Loan, 12.552% (SOFR +826 bps), 4/16/29(c)	1,030,000	1,019,700
		18,662,258

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN OPPORTUNISTIC HIGH YIELD FUND
Portfolio of Investments (Continued)
January 31, 2025
	Par Value	Value
SENIOR LOANS — (Continued)
Industrial Products — 3.1%
Engineered Machinery Holdings, Inc., Incremental USD First Lien Term Loan, 8.34% (SOFR +375 bps), 5/19/28	$1,104,351	$ 1,113,257
Engineered Machinery Holdings, Inc., Second Lien Amendment No. 3 Incremental Term Loan, 10.59% (SOFR +626 bps), 5/21/29	2,705,812	2,723,400
Engineered Machinery Holdings, Inc., Second Lien Incremental Amendment No. 2 Term Loan, 10.829% (SOFR +650 bps), 5/21/29	3,456,499	3,479,537
LSF12 Crown US Commercial Bidco, LLC, Term Loan, 8.559% (SOFR +425 bps), 12/2/31	1,550,000	1,553,549
Madison Safety & Flow, LLC, Initial Term Loan, 7.562% (SOFR +325 bps), 9/26/31	702,240	708,497
		9,578,240
Industrial Services — 2.9%
Golden State Foods, LLC, Initial Term Loans, 8.61% (SOFR +425 bps), 12/4/31	1,050,000	1,063,519
Infinite Bidco, LLC, First Lien Term Loan, 3/2/28(g)	1,450,000	1,404,687
Infinite Bidco, LLC, Second Lien Initial Term Loan, 11.552% (SOFR +726 bps), 3/2/29	4,245,740	3,807,920
LaserShip, Inc., Tranche E Term Loan, 12.278% (SOFR +776 bps), 8/10/29	3,116,000	833,530
Protective Industrial Products, Inc., Term Loan, 1/17/32(g)	2,090,000	2,089,571
		9,199,227
Insurance — 2.2%
Asurion, LLC, New B-4 Term Loan, 9.676% (SOFR +536 bps), 1/20/29	7,190,000	7,011,940
Materials — 3.3%
Arctic Canadian Diamond Company Ltd., Second Lien Term Loan, 17.50%, 12/31/27(b)(c)(e)	370,501	359,338
	Par Value	Value
SENIOR LOANS — (Continued)
Materials — (Continued)
Aruba Investments Holdings, LLC, First Lien Initial Dollar Term Loan, 8.412% (SOFR +410 bps), 11/24/27	$1,665,982	$ 1,670,147
Aruba Investments Holdings, LLC, Second Lien Initial Term Loan, 12.162% (SOFR +785 bps), 11/24/28	6,290,000	6,195,650
LABL, Inc., Initial Dollar Term Loan, 9.412% (SOFR +510 bps), 10/29/28	2,339,857	2,198,588
		10,423,723
Media — 6.9%
Arches Buyer, Inc., Refinancing Term Loan, 7.662% (SOFR +335 bps), 12/6/27	4,884,316	4,793,736
Auction.com, LLC, Term Loan, 10.274% (SOFR +600 bps), 5/26/28	6,503,667	5,682,579
Clear Channel Outdoor Holdings, Inc., 2024 Refinancing Term Loan, 8.426% (SOFR +400 bps), 8/21/28	1,950,000	1,960,774
MH Sub I, LLC, Second Lien Term Loan, 10.562% (SOFR +625 bps), 2/23/29	9,350,000	9,252,619
		21,689,708
Retail & Wholesale - Discretionary — 1.1%
Touchtunes Music Group, LLC, Tranche B-1 Term Loans, 9.079% (SOFR +475 bps), 4/2/29	3,014,171	3,008,836
White Cap Buyer, LLC, Tranche C Term Loan, 10/19/29(g)	350,123	351,332
		3,360,168
Software & Technology Services — 2.0%
Cloudera, Inc., Second Lien Term Loan, 10.412% (SOFR +610 bps), 10/8/29	770,000	750,750
Clover Holdings 2, LLC, Fixed Term Loan, 7.75%, 12/9/31	3,360,000	3,368,400

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN OPPORTUNISTIC HIGH YIELD FUND
Portfolio of Investments (Concluded)
January 31, 2025
	Par Value	Value
SENIOR LOANS — (Continued)
Software & Technology Services — (Continued)
Clover Holdings 2, LLC, Initial Floating Rate Term Loans, 8.428% (SOFR +400 bps), 12/9/31	$1,230,000	$ 1,243,069
Ellucian Holding, Inc., Second Lien Term Loan, 9.062% (SOFR +475 bps), 11/15/32	730,000	748,710
		6,110,929
Technology Hardware & Semiconductors — 1.2%
Altar Bidco, Inc., Second Lien Initial Term Loan, 9.747% (SOFR +560 bps), 2/1/30	3,794,939	3,676,954
TOTAL SENIOR LOANS (Cost $105,523,279)		102,230,084
	Number of Shares
COMMON STOCKS† — 0.3%
Industrial Products — 0.2%
Utex Industries, Inc.(b)(c)*	7,506	477,457
Materials — 0.1%
Arctic Canadian Diamond Co. Ltd.(b)(c)(e)*	541	54,100
Burgundy Diamond Mines Ltd.(c)(e)*	983,076	34,837
Real Alloy Holding, Inc.(b)(c)*	3	229,289
Specialty Steel Holdings, Inc.(b)(c)*	1	134,162
		452,388
Retail & Wholesale - Discretionary — 0.0%
ATD New Holdings, Inc.(b)(c)*	2,940	29
Software & Technology Services — 0.0%
Skillsoft Corp.*	1,638	49,140
TOTAL COMMON STOCKS (Cost $1,139,177)		979,014
	Par Value	Value
WARRANTS† — 0.0%
Industrial Products — 0.0%
Utex Industries Holdings, LLC, Strike Price: $114.76, 12/3/25(b)(c)*	$1,150	$ —
TOTAL WARRANTS (Cost $—)		—

TOTAL INVESTMENTS - 97.7% (Cost $307,650,223)		305,344,542
OTHER ASSETS IN EXCESS OF LIABILITIES - 2.3%		7,223,113
NET ASSETS - 100.0%		$312,567,655

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At January 31, 2025, these securities amounted to $198,546,809 or 63.52% of net assets. These securities have been determined by the Fund's adviser to be liquid securities, unless otherwise noted.
(b)	Security is fair valued by the Adviser in accordance with the policies established by the Board of Trustees.
(c)	Security is deemed illiquid at January 31, 2025.
(d)	Security is currently in default.
(e)	Security deemed to be restricted as of January 31, 2025. As of January 31, 2025, the fair value of restricted securities in the aggregate was $551,275, representing 0.18% of the Fund’s net assets. Additional information on restricted securities can be found in Note A.
(f)	Floating rate note. Coupon rate, reference index and spread shown at January 31, 2025.
(g)	All or a portion of this Senior Loan will settle after January 31, 2025, at which time the interest rate will be determined. Rates shown, if any, are for the settled portion.
†	See Note A. The industry designations set forth in the schedule above are those of the Bloomberg Industry Classification System (“BICS”).
*	Non-income producing.
LLC	Limited Liability Company
LP	Limited Partnership
SOFR	Secured Overnight Funding Rate
USD	United States Dollar

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN FIXED INCOME FUNDS
Notes to the Quarterly Portfolio of Investments
January 31, 2025
(Unaudited)
A. Portfolio Valuation:
Portfolio Valuation — The Polen Bank Loan Fund, Polen U.S. High Yield Fund and Polen Opportunistic High Yield Fund (each a “Fund” and together the “Funds”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Fixed income securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). Securities that do not have a readily available current market value are valued in good faith by Polen Capital Credit, LLC (the “Adviser”) as “valuation designee” under the oversight of the Trust's Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Trust’s Board of Trustees.
The Funds have a fundamental policy with respect to industry concentration that it will not invest 25% or more of the value of the Funds’ assets in securities of issuers in any one industry. Since inception the Funds have utilized BICS at the sub-industry level for defining industries for purposes of monitoring compliance with its industry concentration policy. However, at times, the Funds may utilize other industry classification systems such as MGECS or GICS, as applicable, for purposes other than compliance monitoring.
Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:
•  Level 1 — quoted prices in active markets for identical securities;
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•  Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.
Significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that each Fund calculates its NAV (generally, the close of the NYSE) which may impact the value of securities traded in these foreign markets. As a result, each Fund fair values foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy.
Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Trust's Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may

POLEN FIXED INCOME FUNDS
Notes to the Quarterly Portfolio of Investments (Continued)
January 31, 2025
(Unaudited)
not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of valuation time, as provided by an independent pricing service approved by the Board of Trustees.
The valuations for fixed income securities, including corporate bonds and floating rate senior loans (“Senior Loans”), are typically the prices supplied by independent third-party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third-party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Senior Loans are fair valued based on a quoted price received from a single broker-dealer or an average of quoted prices received from multiple broker-dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the fair value of fixed income securities and Senior Loans would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
The following is a summary of the inputs used, as of January 31, 2025, in valuing each Fund's investments carried at fair value:
Funds	Total Value at 01/31/25	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Polen Bank Loan Fund
Assets
Senior Loans*	$7,699,953	$—	$7,699,953	$—
Corporate Bonds*	1,302,017	—	1,302,017	—
Total Assets	$9,001,970	$—	$9,001,970	$—
Polen U.S. High Yield Fund
Assets
Corporate Bonds*	$2,931,170	$—	$2,931,170	$—
Senior Loans*	330,161	—	330,161	—
Total Assets	$3,261,331	$—	$3,261,331	$—
Polen Opportunistic High Yield Fund
Assets
Corporate Bonds
Consumer Discretionary Products	$12,180,333	$—	$12,180,333	$—
Consumer Discretionary Services	8,277,332	—	8,277,332	—
Consumer Staple Products	14,705,041	—	14,705,041	—
Financial Services	4,617,789	—	4,617,789	—
Health Care	18,557,425	—	18,557,425	—
Industrial Products	33,887,723	—	33,771,527	116,196
Industrial Services	762,166	—	762,166	—
Insurance	20,740,669	—	20,740,669	—
Materials	41,437,024	—	41,242,024	195,000
Media	16,013,483	—	15,910,483	103,000
Oil & Gas	3,582,826	—	3,582,826	—
Retail & Wholesale - Discretionary	11,449,609	—	11,449,609	—**
Retail & Wholesale - Staples	1,184,141	—	1,184,141	—
Software & Technology Services	14,739,883	—	14,739,883	—

POLEN FIXED INCOME FUNDS
Notes to the Quarterly Portfolio of Investments (Continued)
January 31, 2025
(Unaudited)
Funds	Total Value at 01/31/25	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Senior Loans
Consumer Discretionary Products	$5,632,227	$—	$5,632,227	$—
Consumer Discretionary Services	4,212,540	—	4,212,540	—
Financial Services	2,672,170	—	2,672,170	—
Health Care	18,662,258	—	18,662,258	—
Industrial Products	9,578,240	—	9,578,240	—
Industrial Services	9,199,227	—	9,199,227	—
Insurance	7,011,940	—	7,011,940	—
Materials	10,423,723	—	10,064,385	359,338
Media	21,689,708	—	21,689,708	—
Retail & Wholesale - Discretionary	3,360,168	—	3,360,168	—
Software & Technology Services	6,110,929	—	6,110,929	—
Technology Hardware & Semiconductors	3,676,954	—	3,676,954	—
Common Stocks
Industrial Products	477,457	—	—	477,457
Materials	452,388	34,837	—	417,551
Retail & Wholesale - Discretionary	29	—	—	29
Software & Technology Services	49,140	49,140	—	—
Warrants
Industrial Products	—	—	—	—**
Total Assets	$305,344,542	$83,977	$303,591,994	$1,668,571

*	Please refer to Portfolio of Investments for further details on portfolio holdings.
**	Current value is $0.
Restricted Securities — Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense, either upon demand by a fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Fund will not incur any registration costs upon such resale. The Fund's restricted securities are valued at the price provided by pricing services or dealers in the secondary market or, if no market prices are available, at the fair value price as determined by the Fund's adviser pursuant to the Fund's fair value policy, subject to oversight by the Board of Trustees. The Fund has acquired certain securities, the sale of which is restricted under applicable provisions of the Securities Act of 1933. It is possible that the fair value price may differ significantly from the amount that may ultimately be realized in the near term, and the difference could be material.
The below securities are restricted from resale as of January 31, 2025:
Polen Opportunistic High Yield Fund	Security Type	Acquisition Date	Cost	Value
Arctic Canadian Diamond Co. Ltd.	Common Stocks	02/04/2021	$—	$54,100
Arctic Canadian Diamond Company Ltd.	Senior Loans	02/03/2021	370,501	359,338
Burgundy Diamond Mines Ltd.	Common Stocks	07/03/2023	164,739	34,837
Sterling Entertainment Enterprises, LLC	Corporate Bonds	01/22/2025	103,000	103,000
				$551,275
Restricted securities under Rule 144A, including the aggregate value and percentage of net assets of the Polen Opportunistic High Yield Fund, have been identified in the Portfolio of Investments.

POLEN FIXED INCOME FUNDS
Notes to the Quarterly Portfolio of Investments (Concluded)
January 31, 2025
(Unaudited)
At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third-party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.
For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles require the Funds to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Funds have an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to their net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Funds had an amount of transfers during the reporting period that was meaningful in relation to their net assets as of the end of the reporting period.
There are significant unobservable inputs used in the fair value measurement of the Funds’ Level 3 investments. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement.
For the period ended January 31, 2025, there were no transfers in or out of Level 3.
For more information with regard to significant accounting policies, see each Fund’s most recent semi-annual or annual report filed with the Securities and Exchange Commission.